CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income	$ 97,122	$ 92,329
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	(5)	37
Depreciation expense	12,722	11,413
Reduction in carrying value of operating right-of-use assets	7,115	7,328
Amortization of intangibles	4,683	4,909
Amortization of government grants	(12)	(11)
Interest on non-current operating lease liability	463	493
Realized gain on sale of short term investments	0	(232)
(Gain)/loss on re-measurement of financial assets	(2,250)	200
Loss on equity method investments	274	0
Stock compensation expense	6,394	6,069
Amortization of interest rate hedge	56	(241)
Amortization of financing costs	139	119
Deferred taxes	(664)	(1,708)
Changes in assets and liabilities:
Decrease in accounts receivable	52,015	2,869
Decrease/(increase) in unbilled revenue	11,796	(24,038)
Decrease in other receivables	3,227	5,782
Increase in prepayments and other current assets	(10,559)	(956)
(Increase)/decrease in other non-current assets	(616)	2,466
(Decrease)/increase in unearned revenue	(50,079)	19,232
(Decrease)/increase in other current liabilities	(17,307)	19,711
Decrease in operating lease liabilities	(7,531)	(7,947)
Increase in other non-current liabilities	1,196	529
Increase in income taxes payable	6,652	5,304
Decrease in accounts payable	(2,911)	(897)
Net cash provided by operating activities	111,920	142,760
Cash flows from investing activities:
Purchase of property, plant and equipment	(8,704)	(11,311)
Purchase of subsidiary undertakings	0	(47,333)
Cash acquired with subsidiary undertaking	0	10,170
Sale of available for sale investments	0	47,903
Purchase of investments in equity - long term	(599)	(187)
Net cash used in investing activities	(9,303)	(758)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	5	867
Share issue costs	(5)	(3)
Repurchase of ordinary shares	0	(175,000)
Share repurchase costs	0	(140)
Net cash used in financing activities	0	(174,276)
Effect of exchange rate movements on cash	(467)	(5,663)
Net increase in cash and cash equivalents	102,150	(37,937)
Cash and cash equivalents at beginning of period	840,305	520,309
Cash and cash equivalents at end of period	$ 942,455	$ 482,372